Equity Method Investments - summary financial information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue	$ 6,348	$ 5,984
Net earnings (loss)	5,689	1,122
Net earnings (loss) attributable to YPL (formerly RHL	5,689	1,122
YPL [Member]
Statement [Line Items]
Revenue	551	6,513
Gain related to the sale of Refinitiv to LSEG	18,645
Mark-to-market of LSEG shares	(3,895)
Dividend income	177
Refinitiv net loss prior to its sale to LSEG	(361)	(1,137)
Net earnings (loss)	14,566	(1,137)
Remove: Net earnings attributable to non-controlling interests	(11)	(95)
Net earnings (loss) attributable to YPL (formerly RHL	14,555	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	(214)	330
Total comprehensive income (loss) attributable to YPL (formerly RHL)	$ 14,341	$ (902)